Offerings	Mar. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2031
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,906.66
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form S-3 (No. 333-289186) filed by Enbridge Inc. on August 1, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,240,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,995.04
Offering Note	See Footnote 1.